HSBC Holdings' subsidiaries, funds, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2025
Climate Asset Management Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	40.00%
MK HoldCo Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.32%
Pentagreen Capital Pte. Ltd
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%
Vaultex UK Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%